Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 92.84%
Guam: 4.67%
Airport revenue: 1.92%
Guam International Airport Authority Revenue Prerefunded AMT General Series C (AGM Insured)	6.13%	10-1-2043	$ 270,000	$ 295,552
Guam International Airport Authority Revenue Prerefunded AMT General Series C (AGM Insured)	6.13	10-1-2043	1,230,000	1,368,507
Guam Port Authority AMT Series A	5.00	7-1-2048	1,000,000	1,158,858
Guam Port Authority AMT Series B	5.00	7-1-2034	445,000	521,261
				3,344,178
Miscellaneous revenue: 0.83%
Guam Education Financing Foundation Refunding Bond Certificate of Participation Series 2016A	5.00	10-1-2022	1,400,000	1,444,574
Tax revenue: 1.38%
Guam Government Business Privilege Tax Revenue Refunding Bond Series F %%	4.00	1-1-2036	500,000	576,697
Guam Government Hotel Occupancy Tax Revenue Refunding Series A	5.00	11-1-2040	1,000,000	1,236,176
Guam Government Limited Obligation Bonds Section 30 Series A	5.00	12-1-2021	600,000	604,388
				2,417,261
Water & sewer revenue: 0.54%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	300,000	361,601
Guam Government Waterworks Authority Water and Wastewater Refunding Bond	5.00	7-1-2034	500,000	578,735
				940,336
				8,146,349
Illinois: 2.81%
GO revenue: 1.50%
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2027	1,000,000	927,758
Chicago IL Park District Special Recreation Activity Series E	5.00	11-15-2027	1,000,000	1,191,378
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	500,000	500,000
				2,619,136
Miscellaneous revenue: 0.73%
Illinois	5.50	7-1-2026	250,000	270,506
Illinois Series C	5.00	11-1-2029	630,000	755,118
Illinois Series D ##	5.00	11-1-2021	250,000	250,893
				1,276,517
Tax revenue: 0.58%
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B	5.00	12-15-2028	970,000	1,001,864
				4,897,517
See accompanying notes to portfolio of investments

Wells Fargo Wisconsin Tax-Free Fund  |  1

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 0.01%
Miscellaneous revenue: 0.01%
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00%	11-1-2021	$ 25,000	$ 25,032
New Jersey: 1.17%
Tax revenue: 0.24%
New Jersey COVID-19 Emergency Series A	5.00	6-1-2027	350,000	429,321
Transportation revenue: 0.93%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,000,000	1,617,464
				2,046,785
New York: 0.94%
Education revenue: 0.94%
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.45	2-1-2041	500,000	505,874
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,000,000	1,126,361
				1,632,235
South Carolina: 0.69%
Utilities revenue: 0.69%
South Carolina Statewide Public Service Authority Revenue Refunding Bond and Improvement Series A	4.00	12-1-2033	1,000,000	1,195,263
Texas: 1.31%
GO revenue: 1.31%
Denton TX Independent School District School Building	4.00	8-15-2048	2,000,000	2,284,194
Virgin Islands: 0.65%
Tax revenue: 0.65%
Virgin Islands PFA Gross Receipts Taxes Loan Notes (AGM Insured)	4.00	10-1-2022	140,000	142,183
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)	5.00	10-1-2025	970,000	999,724
				1,141,907
Wisconsin: 80.59%
Education revenue: 10.36%
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	4.10	4-1-2032	1,500,000	1,528,884
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	2,100,000	2,233,484
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2022	355,000	366,161
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2032	1,500,000	1,540,237
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2042	1,000,000	1,025,319
See accompanying notes to portfolio of investments

2  |  Wells Fargo Wisconsin Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.00%	4-1-2038	$1,200,000	$ 1,155,428
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.13	4-1-2039	1,000,000	971,295
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.13	4-1-2040	1,000,000	961,325
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.25	4-1-2041	750,000	727,916
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.25	4-1-2042	1,000,000	961,938
Wisconsin HEFA Milwaukee School Engineering Project	5.00	12-1-2025	135,000	158,786
Wisconsin HEFA Revenue Lawrence University	4.00	2-1-2022	280,000	282,641
Wisconsin HEFA Revenue Lawrence University	4.00	3-15-2040	1,555,000	1,752,447
Wisconsin HEFA Revenue Lawrence University	4.00	2-1-2045	1,685,000	1,887,218
Wisconsin HEFA Revenue Various Refunding Bond Medical College Series B (U.S. Bank NA LOC) ø	0.08	12-1-2033	2,500,000	2,500,000
				18,053,079
GO revenue: 1.27%
Milwaukee WI Series B6	3.00	4-1-2024	570,000	604,853
Milwaukee WI Series B6	5.00	4-1-2022	350,000	358,223
Milwaukee WI Series B6	5.00	4-1-2023	580,000	620,900
Milwaukee WI Series B6	5.00	4-1-2025	550,000	632,560
				2,216,536
Health revenue: 19.76%
Wisconsin HEFA Aspirus Wausau Hospital Incorporated Obligated Group Series 2004B (JPMorgan Chase & Company LOC) ø	0.05	8-15-2034	4,000,000	4,000,000
Wisconsin HEFA Bellin Memorial Hospital Incorporated Revenue Bond Series A	5.00	12-1-2027	175,000	216,562
Wisconsin HEFA Bellin Memorial Hospital Incorporated Revenue Bond Series A	5.00	12-1-2028	200,000	252,723
Wisconsin HEFA Bellin Memorial Hospital Incorporated Revenue Bond Series A	5.00	12-1-2029	150,000	193,042
Wisconsin HEFA Bellin Memorial Hospital Incorporated Revenue Bond Series A	5.00	12-1-2030	275,000	351,978
Wisconsin HEFA Beloit Health System Incorporated	4.00	7-1-2036	3,000,000	3,487,036
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2028	50,000	62,735
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2029	1,270,000	1,624,871
Wisconsin HEFA Marshfield Clinic Health System	3.00	2-15-2031	230,000	242,068
Wisconsin HEFA Marshfield Clinic Health System	3.25	2-15-2032	185,000	198,166
Wisconsin HEFA Marshfield Clinic Health System	5.00	2-15-2047	3,385,000	3,964,620
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	486,300
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	788,188
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	602,848
Wisconsin HEFA Marshfield Clininc Health System	4.00	2-15-2042	500,000	557,942
Wisconsin HEFA Monroe Clinic Incorporated	3.00	2-15-2035	520,000	567,385
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2031	900,000	1,017,434
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2033	550,000	621,765
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2028	900,000	1,051,772
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2029	575,000	671,965
See accompanying notes to portfolio of investments

Wells Fargo Wisconsin Tax-Free Fund  |  3

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Wisconsin HEFA Monroe Clinic Incorporated	5.00%	2-15-2030	$ 340,000	$ 397,336
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	4.00	12-1-2035	1,000,000	1,069,040
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	5.00	12-1-2025	1,500,000	1,669,105
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	5.00	12-1-2026	1,740,000	1,934,209
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2044	200,000	232,152
Wisconsin HEFA Revenue Three Pillars Senior Living Community	3.13	12-1-2029	150,000	156,471
Wisconsin HEFA Revenue Three Pillars Senior Living Community	4.00	8-15-2031	75,000	89,925
Wisconsin HEFA Revenue Three Pillars Senior Living Community	4.00	8-15-2041	2,145,000	2,483,574
Wisconsin HEFA Revenue Three Pillars Senior Living Community	4.00	8-15-2046	850,000	974,430
Wisconsin HEFA Revenue Three Pillars Senior Living Community	4.00	8-15-2051	500,000	570,827
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2049	250,000	289,113
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2044	3,250,000	3,617,681
				34,443,263
Housing revenue: 17.93%
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2023	50,000	50,970
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2028	125,000	129,092
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2029	250,000	256,300
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2030	875,000	885,368
Whitewater WI CDA Multifamily Revenue Various Housing Wisconsin Housing Preservation (BMO Harris Bank NA LOC) ø	0.06	6-1-2042	1,055,000	1,055,000
Wisconsin Housing & EDA AMT Series A	4.63	11-1-2037	15,000	15,024
Wisconsin Housing & EDA Madison Pool Project Series A	4.55	7-1-2037	165,000	176,041
Wisconsin Housing & EDA Madison Pool Project Series A	4.70	7-1-2047	2,300,000	2,456,929
Wisconsin Housing & EDA Madison Pool Project Series A	4.85	7-1-2052	3,000,000	3,207,230
Wisconsin Housing & EDA President House Project (Associated Trust Company NA LOC) ø	0.16	8-1-2046	1,425,000	1,425,000
Wisconsin Housing & EDA Series A (FHLB SPA) ø	0.05	4-1-2046	2,875,000	2,875,000
Wisconsin Housing & EDA Series A	1.70	11-1-2052	1,700,000	1,712,083
Wisconsin Housing & EDA Series A	3.00	5-1-2022	100,000	101,521
Wisconsin Housing & EDA Series A	3.00	11-1-2022	125,000	128,522
Wisconsin Housing & EDA Series A	3.38	5-1-2057	635,000	660,649
Wisconsin Housing & EDA Series A	3.40	11-1-2032	2,450,000	2,626,931
Wisconsin Housing & EDA Series A	3.95	11-1-2038	2,000,000	2,235,227
Wisconsin Housing & EDA Series A	4.05	12-1-2049	800,000	830,782
Wisconsin Housing & EDA Series A	5.75	11-1-2043	2,530,000	2,572,071
Wisconsin Housing & EDA Series B (FHLB SPA) ø	0.05	5-1-2055	5,510,000	5,510,000
See accompanying notes to portfolio of investments

4  |  Wells Fargo Wisconsin Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Wisconsin Housing & EDA Series B (Department of Housing and Urban Development Insured)	0.40%	5-1-2045	$1,295,000	$ 1,294,983
Wisconsin Housing & EDA Series C	3.88	11-1-2035	1,000,000	1,062,458
				31,267,181
Industrial development revenue: 2.29%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (CoBank ACB LOC) ø	0.08	5-1-2037	4,000,000	4,000,000
Miscellaneous revenue: 16.19%
Appleton WI RDA Redevelopment Revenue Adjustable Rate Demand Revenue Bond Fox Cities Arts Center B (Associated Trust Company NA LOC) ø	0.10	6-1-2036	5,000,000	5,000,000
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2031	1,310,000	1,558,244
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2035	900,000	1,052,070
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2036	265,000	308,829
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project CAB ¤	0.00	6-1-2049	8,000,000	3,056,136
Kaukauna WI RDA	3.75	6-1-2032	850,000	917,117
Kaukauna WI RDA	4.00	6-1-2022	235,000	240,821
Kaukauna WI RDA	4.00	6-1-2023	200,000	211,210
Kaukauna WI RDA	4.00	6-1-2025	425,000	471,811
Kaukauna WI RDA	4.00	6-1-2028	425,000	471,443
Kaukauna WI RDA	4.00	6-1-2035	900,000	985,762
Manitowoc WI Note Anticipation Notes	2.00	6-1-2022	775,000	777,367
Milwaukee WI RDA Lease Public Schools	5.00	11-15-2033	750,000	895,963
Milwaukee WI RDA Lease Public Schools Series A	5.00	11-15-2026	220,000	263,301
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2028	325,000	391,124
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2034	675,000	804,883
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2035	1,000,000	1,190,225
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2036	500,000	594,018
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2027	1,020,000	1,230,363
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2028	1,000,000	1,203,459
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2031	750,000	897,616
Milwaukee WI RDA Revenue Refunding Bond Milwaukee Public Schools (NPFGC Insured)	4.00	8-1-2023	1,100,000	1,175,151
Weston WI CDA Series A ##	1.60	10-1-2021	340,000	340,000
Weston WI CDA Series A	1.75	10-1-2022	200,000	202,915
Weston WI CDA Series A	1.90	10-1-2023	800,000	825,019
Weston WI CDA Series A	2.00	10-1-2024	625,000	654,327
Weston WI CDA Series A	2.15	10-1-2025	615,000	653,529
Weston WI CDA Series A	2.25	10-1-2026	940,000	998,007
Weston WI CDA Series A	2.40	10-1-2027	570,000	605,257
Wood County WI Note Anticipation Notes	0.75	3-7-2022	250,000	250,231
				28,226,198
Tax revenue: 12.79%
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2021	2,000,000	2,021,249
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2023	1,600,000	1,780,940
See accompanying notes to portfolio of investments

Wells Fargo Wisconsin Tax-Free Fund  |  5

Portfolio of investments—September 30, 2021 (unaudited)

		Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)		5.50%	12-15-2026	$2,435,000	$ 2,894,736
Warrens WI CDA Interim Workout Extension (Callable)		3.70	11-1-2029	145,030	91,219
Wisconsin Center District CAB (AGM Insured) ¤		0.00	12-15-2030	295,000	250,971
Wisconsin Center District CAB Junior Dedicated Series D ¤		0.00	12-15-2045	1,250,000	558,027
Wisconsin Center District CAB Senior Dedicated Milwaukee Arena Project Series A (BAM Insured) ¤		0.00	12-15-2033	2,985,000	2,112,962
Wisconsin Center District CAB Series A (NPFGC Insured) ¤		0.00	12-15-2027	100,000	91,678
Wisconsin Center District Junior Dedicated Bond Series A		5.00	12-15-2022	730,000	765,670
Wisconsin Center District Junior Dedicated Bond Series A		5.00	12-15-2030	2,100,000	2,202,394
Wisconsin Center District Junior Dedicated Tax Revenue Prerefunded Bond (AGM Insured)		5.25	12-15-2023	1,095,000	1,148,691
Wisconsin Center District Junior Dedicated Tax Revenue Prerefunded Bond (AGM Insured)		5.25	12-15-2027	220,000	264,922
Wisconsin Center District Junior Dedicated Tax Revenue Unrefunded Balance Refunding Bond (AGM Insured)		5.25	12-15-2023	605,000	653,436
Wisconsin Center District Junior Dedicated Tax Revenue Unrefunded Balance Refunding Bond (AGM Insured)		5.25	12-15-2027	785,000	938,648
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2032	1,100,000	1,242,078
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2033	920,000	1,036,340
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2034	2,000,000	2,246,034
Wisconsin Center District Milwaukee Arena Project		5.00	12-15-2032	85,000	101,037
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤		0.00	12-15-2028	1,075,000	968,342
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤		0.00	12-15-2030	1,095,000	931,570
					22,300,944
					140,507,201
Total Municipal obligations (Cost $154,387,071)					161,876,483
Total investments in securities (Cost $154,387,071)	92.84%				161,876,483
Other assets and liabilities, net	7.16				12,475,524
Total net assets	100.00%				$174,352,007

¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

6  |  Wells Fargo Wisconsin Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
GO	General obligation
HEFA	Health & Educational Facilities Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments

Wells Fargo Wisconsin Tax-Free Fund  |  7

Notes to portfolio of investments—September 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$161,876,483	$0	$161,876,483
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2021, the Fund did not have any transfers into/out of Level 3.

8  |  Wells Fargo Wisconsin Tax-Free Fund